Loss on disposal of a subsidiary (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss on disposal		$ (42,346)
Zhengxinhui Education Technology Co Ltd [Member]
Equity interest	100.00%
Cash consideration	$ 310
Net Assets	42,656
Loss on disposal	$ 42,346